Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000092087 | NVIDIA9255281
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092087 | Apple9255226
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092087 | Amazon.com9255224
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092087 | Microsoft9255272
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092087 | Eli Lilly9255250
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092087 | Taiwan Semiconductor Manufacturing9255317
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092087 | Meta Platforms9255269
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092087 | Netflix9255275
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092087 | Applied Materials9255229
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092087 | Alphabet9255217
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092087 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092087 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092087 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092087 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092087 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000092087 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000092087 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000092088 | NVIDIA9255281
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092088 | Apple9255226
Holdings [Line Items]
Percent of Total Investments	6.60%
C000092088 | Amazon.com9255224
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092088 | Microsoft9255272
Holdings [Line Items]
Percent of Total Investments	5.80%
C000092088 | Eli Lilly9255250
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092088 | Taiwan Semiconductor Manufacturing9255317
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092088 | Meta Platforms9255269
Holdings [Line Items]
Percent of Total Investments	4.40%
C000092088 | Netflix9255275
Holdings [Line Items]
Percent of Total Investments	3.70%
C000092088 | Applied Materials9255229
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092088 | Alphabet9255217
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092088 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092088 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092088 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000092088 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000092088 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000092088 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000092088 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000092090 | Alphabet9255263
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092090 | Taiwan Semiconductor Manufacturing9255323
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092090 | Meta Platforms9255288
Holdings [Line Items]
Percent of Total Investments	7.60%
C000092090 | Apple9255270
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092090 | Motorola Solutions9255294
Holdings [Line Items]
Percent of Total Investments	5.90%
C000092090 | Microsoft9255292
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092090 | Visa9255318
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092090 | Booking Holdings9255273
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092090 | Old Dominion Freight Line9255301
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092090 | Tractor Supply9255313
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092090 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092090 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092090 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000092090 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000092090 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000092090 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000092091 | Alphabet9255263
Holdings [Line Items]
Percent of Total Investments	9.10%
C000092091 | Taiwan Semiconductor Manufacturing9255323
Holdings [Line Items]
Percent of Total Investments	8.80%
C000092091 | Meta Platforms9255288
Holdings [Line Items]
Percent of Total Investments	7.60%
C000092091 | Apple9255270
Holdings [Line Items]
Percent of Total Investments	6.90%
C000092091 | Motorola Solutions9255294
Holdings [Line Items]
Percent of Total Investments	5.90%
C000092091 | Microsoft9255292
Holdings [Line Items]
Percent of Total Investments	5.50%
C000092091 | Visa9255318
Holdings [Line Items]
Percent of Total Investments	4.80%
C000092091 | Booking Holdings9255273
Holdings [Line Items]
Percent of Total Investments	4.70%
C000092091 | Old Dominion Freight Line9255301
Holdings [Line Items]
Percent of Total Investments	4.50%
C000092091 | Tractor Supply9255313
Holdings [Line Items]
Percent of Total Investments	4.20%
C000092091 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092091 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000092091 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000092091 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000092091 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000092091 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000092096 | Confluent9255329
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092096 | Kodiak Gas Services9255481
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092096 | Nexstar Media9255505
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092096 | Under Armour9255534
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092096 | SPX FLOW9255525
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092096 | Archrock Partners9255439
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092096 | Travel + Leisure9255531
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092096 | Sirius XM Radio9255522
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092096 | HCA9255473
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092096 | Sealed Air Corp/Sealed Air Corp9255519
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092096 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092096 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092096 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092096 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092096 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092096 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000092097 | Confluent9255329
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092097 | Kodiak Gas Services9255481
Holdings [Line Items]
Percent of Total Investments	6.70%
C000092097 | Nexstar Media9255505
Holdings [Line Items]
Percent of Total Investments	5.40%
C000092097 | Under Armour9255534
Holdings [Line Items]
Percent of Total Investments	5.20%
C000092097 | SPX FLOW9255525
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092097 | Archrock Partners9255439
Holdings [Line Items]
Percent of Total Investments	3.90%
C000092097 | Travel + Leisure9255531
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092097 | Sirius XM Radio9255522
Holdings [Line Items]
Percent of Total Investments	3.30%
C000092097 | HCA9255473
Holdings [Line Items]
Percent of Total Investments	3.00%
C000092097 | Sealed Air Corp/Sealed Air Corp9255519
Holdings [Line Items]
Percent of Total Investments	2.90%
C000092097 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000092097 | Bank Loan Obligation
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000092097 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000092097 | Convertible Bond
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000092097 | Special Purpose Acquisition Company
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000092097 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	65.30%
C000111378 | Apple9255762
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111378 | NVIDIA9255817
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111378 | Microsoft9255809
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111378 | Amazon.com9255759
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111378 | Eli Lilly9255785
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111378 | Meta Platforms9255805
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111378 | Taiwan Semiconductor Manufacturing9255851
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111378 | Netflix9255812
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111378 | Applied Materials9255764
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111378 | Alphabet9255753
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111378 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111378 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111378 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000111378 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111378 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111378 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000111378 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000111378 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(23.20%)
C000111377 | Apple9255762
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111377 | NVIDIA9255817
Holdings [Line Items]
Percent of Total Investments	6.60%
C000111377 | Microsoft9255809
Holdings [Line Items]
Percent of Total Investments	6.00%
C000111377 | Amazon.com9255759
Holdings [Line Items]
Percent of Total Investments	4.80%
C000111377 | Eli Lilly9255785
Holdings [Line Items]
Percent of Total Investments	4.10%
C000111377 | Meta Platforms9255805
Holdings [Line Items]
Percent of Total Investments	3.90%
C000111377 | Taiwan Semiconductor Manufacturing9255851
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111377 | Netflix9255812
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111377 | Applied Materials9255764
Holdings [Line Items]
Percent of Total Investments	3.30%
C000111377 | Alphabet9255753
Holdings [Line Items]
Percent of Total Investments	3.20%
C000111377 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000111377 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111377 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000111377 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111377 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000111377 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000111377 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000111377 | Total Return Swap
Holdings [Line Items]
Percent of Net Asset Value	(23.20%)
C000205367 | ARES Commercial Mortgage Trust9255584
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205367 | ARES Commercial Mortgage Trust9255588
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205367 | BX Trust9255561
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205367 | BX Trust9255555
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205367 | PLYM Commercial Mortgage Trust9255568
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205367 | BX Commercial Mortgage Trust9255601
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205367 | BX Commercial Mortgage Trust9255603
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205367 | BX Trust9255558
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205367 | MHP9255565
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205367 | BX Commercial Mortgage Trust9255606
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205367 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000205366 | ARES Commercial Mortgage Trust9255584
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205366 | ARES Commercial Mortgage Trust9255588
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205366 | BX Trust9255561
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205366 | BX Trust9255555
Holdings [Line Items]
Percent of Total Investments	6.00%
C000205366 | PLYM Commercial Mortgage Trust9255568
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205366 | BX Commercial Mortgage Trust9255601
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205366 | BX Commercial Mortgage Trust9255603
Holdings [Line Items]
Percent of Total Investments	5.30%
C000205366 | BX Trust9255558
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205366 | MHP9255565
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205366 | BX Commercial Mortgage Trust9255606
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205366 | Commercial Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	91.00%
C000242920 | Astronics9255647
Holdings [Line Items]
Percent of Total Investments	4.40%
C000242920 | Sterling Infrastructure9255761
Holdings [Line Items]
Percent of Total Investments	4.10%
C000242920 | MACOM Technology Solutions Holdings9255721
Holdings [Line Items]
Percent of Total Investments	4.00%
C000242920 | Lattice Semiconductor9255709
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242920 | Coherent9255667
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242920 | Carpenter Technology9255658
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242920 | FTAI Aviation9255678
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242920 | Alignment Healthcare9255633
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242920 | RBC Bearings9255748
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242920 | Artivion9255645
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000242920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000242920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242920 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000242920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242919 | Astronics9255647
Holdings [Line Items]
Percent of Total Investments	4.40%
C000242919 | Sterling Infrastructure9255761
Holdings [Line Items]
Percent of Total Investments	4.10%
C000242919 | MACOM Technology Solutions Holdings9255721
Holdings [Line Items]
Percent of Total Investments	4.00%
C000242919 | Lattice Semiconductor9255709
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242919 | Coherent9255667
Holdings [Line Items]
Percent of Total Investments	3.40%
C000242919 | Carpenter Technology9255658
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242919 | FTAI Aviation9255678
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242919 | Alignment Healthcare9255633
Holdings [Line Items]
Percent of Total Investments	3.10%
C000242919 | RBC Bearings9255748
Holdings [Line Items]
Percent of Total Investments	2.90%
C000242919 | Artivion9255645
Holdings [Line Items]
Percent of Total Investments	2.80%
C000242919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000242919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000242919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000242919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000242919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000242919 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000242919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247130 | Apple9255806
Holdings [Line Items]
Percent of Total Investments	10.60%
C000247130 | NVIDIA9255868
Holdings [Line Items]
Percent of Total Investments	10.60%
C000247130 | Alphabet9255799
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247130 | Microsoft9255866
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247130 | Broadcom9255818
Holdings [Line Items]
Percent of Total Investments	5.20%
C000247130 | Vertiv Holdings9255895
Holdings [Line Items]
Percent of Total Investments	4.00%
C000247130 | Amazon.com9255803
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247130 | Goldman Sachs Group9255847
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247130 | Howmet Aerospace9255853
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247130 | Meta Platforms9255863
Holdings [Line Items]
Percent of Total Investments	2.80%
C000247130 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247130 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000247130 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247130 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247130 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247130 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247130 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000247129 | Apple9255806
Holdings [Line Items]
Percent of Total Investments	10.60%
C000247129 | NVIDIA9255868
Holdings [Line Items]
Percent of Total Investments	10.60%
C000247129 | Alphabet9255799
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247129 | Microsoft9255866
Holdings [Line Items]
Percent of Total Investments	6.00%
C000247129 | Broadcom9255818
Holdings [Line Items]
Percent of Total Investments	5.20%
C000247129 | Vertiv Holdings9255895
Holdings [Line Items]
Percent of Total Investments	4.00%
C000247129 | Amazon.com9255803
Holdings [Line Items]
Percent of Total Investments	3.80%
C000247129 | Goldman Sachs Group9255847
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247129 | Howmet Aerospace9255853
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247129 | Meta Platforms9255863
Holdings [Line Items]
Percent of Total Investments	2.80%
C000247129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000247129 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000247129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000247129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000247129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.50%